Voyage Expenses and Commissions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Voyage Expenses and Commission
Brokers' commissions on revenues	$ 4,296	$ 4,648		$ 3,976
Bunkers' consumption and other voyage expenses	2,826	2		357
Total	$ 7,122	$ 4,650	[1]	$ 4,333	[1]

[1]	Restated so as to reflect the historical financial statements of GAS-fourteen Ltd. and GAS-twenty seven Ltd. acquired on April 26, 2018 and November 14, 2018, respectively, from GasLog Ltd. ("GasLog") (Note 1).